Convertible Notes Payables	6 Months Ended
Jun. 30, 2025
Convertible Notes Payables [Abstract]
Convertible Notes Payables

Note 12. Convertible Notes Payables

As of December 31, 2024, the carrying value of convertible notes payable was the aggregate principal amount of the Notes of $945,833. Pursuant to the terms in the Note agreements, these Note will mature in 12 months to 18 months from the funding date and bear interest at a rate of 10% per annum, to be accrued and payable at the maturity date. The Company is obligated to redeem the loan in cash on the principal amount together with all interest accrued in full on the maturity date in the absence of a public listing or conversion to shares. On October 19, 2024, the Convertible Loan Note bearers signed the lock-up agreements to agree that their Notes will be converted after 180 days from the date of closing of the Initial Public Offering (the “Lock-Up Period”). The anticipated conversion date is April 17, 2025. On November 27, 2023, these Note bearers signed another agreement with the Company to provide a waiver of the right of conversion of the Note into conversion shares. The clause relating to their right of conversion is replaced with a full cash settlement of their Notes bearing interest at the rate of 10% per annum. The settlement shall be made (a) on the date falling six (6) months from October 19, 2023 (“Settlement Date”), and (b) in such manner to be agreed in writing between the Lender and the Borrower on or prior to the Settlement Date.

During the six months ended June 30, 2024, two of the Note bearers elected to convert their Note balances in an aggregate amount of $400,000 into the Company’s Class A ordinary shares at the conversion price of $0.4063. In connection with this share conversion, on May 6, 2024, the Company issued 492,247 and 492,247 Class A ordinary shares to each of the two Note bearers, respectively. In addition, the Company paid $364,620 to other investors to partially settle their Notes. As of June 30, 2024, the carrying value of convertible notes payable was the aggregate principal amount of the Notes of $1,136,980 and accrued interest of $50,163. The Company is in negotiation with the Note bearers to settle the remaining Note balance.

During the six months ended June 30, 2025, two of Note holders elected to convert their outstanding Note balances in an aggregate principal amount of $678,312 into the Company’s Class A ordinary shares. The conversion included (i) $124,056 at a conversion price of $0.36 per share, prior to the 1-for-120 reverse share split, and (ii) $554,258 at a conversion price of $2.03. per share, after the 1-for-120 reverse share split. In connection with these conversions, on January 3, 2025, the Company issued 932,749 Class A ordinary shares (before the reverse split) and 273,701 Class A ordinary shares (after the reverse split) to the two Note holders, respectively. In addition, the Company paid $945,750 in cash to one of investors to fully settle their Notes, which amount included approximately $300,000 of compensation related to default provisions.

For the six months ended June 30, 2025 and 2024, interest expenses of $316,667 and $50,163 were recorded as finance costs, respectively.